FILM PARTICIPATION FINANCING LIABILITIES (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Changes in film participation financing liabilities
Balance at the beginning of period	$ 7,117,000
Film Participation Expense	12,247,000	(1,319,000)	439,000
Balance at the end of period	15,241,000	7,117,000
Accrued Participation Liabilities Unrelated Parties Due in Next Operating Cycle	13,251,000	7,117,000
Accrued Participation Liabilities Unrelated Parties - Current and Non-Current	15,241,000	7,117,000
Non-current film participation financing liabilities with a related party (including current film participation financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $17,675 and $14,667 as of December 31, 2013 and 2014, respectively	14,667,000	17,675,000
Additional disclosures
Participation expenses related to two films	1,323,000
Specific number of films	2
Participation expenses related to two films based on net income forecast estimated in 2012	314
Total reduction of participation expenses related to two films	1,637,000
Increase in net income due to reduction in participation expense		1,348,000
Increase in net income per basic ordinary share due to reduction in participation expense (in dollars per share)		$ 0.05
Increase in net income per diluted ordinary share due to reduction in participation expense (in dollars per share)		$ 0.04
Payments for film participation expenses	6,912,000	242,000
Principal payments of film participation liabilities	18,606,000	6,681,000
Including:
Current	13,251,000	7,117,000
Non-current	1,990,000
Total	15,241,000	7,117,000
Forecast
Changes in film participation financing liabilities
Film participation financing liabilities	97,284,000
Wuhu Bona Film Investment Center LP
Changes in film participation financing liabilities
Period over which private equity fund will be used to finance the development and production of film and TV projects				2 years
Related Party
Changes in film participation financing liabilities
Balance at the beginning of period	54,380,000
Receipts from participants	54,489,000	53,820,000
Film Participation Expense	(10,128,000)
Payments made during the year	(18,531,000)
Withholding tax	(16,000)
Exchange difference	(1,750,000)	560,000
Balance at the end of period	98,700,000	54,380,000
Accrued Participation Liabilities Related Parties - Current	84,033,000	36,705,000
Non-current film participation financing liabilities with a related party (including current film participation financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $17,675 and $14,667 as of December 31, 2013 and 2014, respectively	14,667,000	17,675,000
Accrued Participation Liabilities Related Parties Current And Non-Current	98,700,000	54,380,000
Unrelated Party
Changes in film participation financing liabilities
Balance at the beginning of period	7,117,000	15,087,000
Receipts from participants	12,639,000
Amounts due from participants	264,000
Film Participation Expense	2,119,000	(1,319,000)
Payments made during the year	(6,987,000)	(6,923,000)
Withholding tax	(27,000)	(3,000)
Exchange difference	116,000	275,000
Balance at the end of period	15,241,000	7,117,000
Accrued Participation Liabilities Unrelated Parties - Current and Non-Current	15,241,000	7,117,000
Including:
Total	$ 15,241,000	$ 7,117,000